Equity Incentive Plans - Stock Option Activity Granted (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	9	19	14
Weighted average grant date fair value (in usd per share)	$ 1.35	$ 1.90	$ 1.13
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 7 months 6 days	5 years 10 months 24 days	5 years 10 months 24 days
Risk free interest rate	3.60%	0.60%	0.90%
Expected volatility rate	55.00%	55.00%	55.00%